Condensed Financial Information of the Parent Company (Details 3) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
- Stock-based compensation	$ 287,000	$ 281,000	$ 347,000
Changes in:
- Prepaid expenses and other receivables	(496,000)	242,000	913,000
Accrued expenses and other payables	(4,167,000)	4,552,000	(967,000)
Net cash provided by (used in) operating activities	(8,647,000)	5,576,000	(16,254,000)
Cash flows provided by financing activities
- Proceeds from issuance of common stock, net of share issuance costs	512,000	848,000	508,000
- Proceeds from shares subscribed	51,000	18,000	8,000
Net cash provided by financing activities	5,309,000	14,419,000	17,330,000
Cash flows provided by (used in) investing activities
Net cash used in investing activities	(11,003,000)	(5,176,000)	(16,151,000)
Decrease in cash and cash equivalents	(15,724,000)	16,001,000	(13,046,000)
Cash and cash equivalents, beginning of year	107,242,000	91,241,000	104,287,000
Cash and cash equivalents, end of year	91,518,000	107,242,000	91,241,000
Parent Company
Cash flows provided by (used in) operating activities
Net income (loss)	(851,000)	7,442,000	(14,853,000)
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
- Stock-based compensation	287,000	281,000	347,000
- Equity in earnings (loss) of subsidiaries	(856,000)	(9,397,000)	12,562,000
Changes in:
- Amount due from subsidiaries	(1,304,000)	2,505,000	(1,283,000)
- Prepaid expenses and other receivables	114,000	59,000	25,000
- Dividend receivables		1,043,000	(13,782,000.0)
- Amount due to subsidiaries	1,815,000	1,130,000	(1,792,000)
Accrued expenses and other payables	(336,000)	(776,000)	269,000
Net cash provided by (used in) operating activities	(1,131,000)	2,287,000	(18,507,000)
Cash flows provided by financing activities
- Proceeds from issuance of common stock, net of share issuance costs	512,000	848,000	508,000
- Proceeds from shares subscribed	51,000	18,000	8,000
Net cash provided by financing activities	563,000	866,000	516,000
Cash flows provided by (used in) investing activities
- Investment in subsidiaries	165,000	(4,042,000)	16,588,000
Net cash used in investing activities	165,000	(4,042,000)	16,588,000
Decrease in cash and cash equivalents	(403,000)	(889,000)	(1,403,000)
Cash and cash equivalents, beginning of year	1,400,000	2,289,000	3,692,000
Cash and cash equivalents, end of year	$ 997,000	$ 1,400,000	$ 2,289,000